Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party transactions [Abstract]
Schedule of key management personnel's compensation [text block]
Key management personnel’s compensation comprised:

	For the years ended December 31,
	2017	2016	2015

	(in thousands)
Short-term employee benefits	$566,231	354,883	365,310
Post-employment benefits	2,244	1,937	2,168
	$568,475	356,820	367,478

Schedule of sales transactions between related parties [text block]
(1)	Sales

	Sales			Accounts receivable from related parties
	For the years ended December 31,			December 31,
	2017	2016	2015	2017	2016
	(in thousands)
Associates(1)	$1,216,868	554,889	8,745,681	184,948	58,755
Joint ventures	-	4,105,390	5,453,152	-	-
Others(1)	11,959,720	12,767,161	6,005,175	1,668,114	2,474,469
	$13,176,588	17,427,440	20,204,008	1,853,062	2,533,224

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.

Schedule of purchases transactions between related parties [text block]
(2)	Purchases

	Purchases			Accounts payable to related parties
	For the years ended December 31,			December 31,
	2017	2016	2015	2017	2016
	(in thousands)
Associates(1)	$8,667,555	9,886,487	19,563,609	3,233,050	3,734,927
Joint ventures	1,057,106	3,754,404	4,786,344	-	-
Others(1)	17,549,228	18,317,386	10,587,095	4,431,681	5,088,138
	$27,273,889	31,958,277	34,937,048	7,664,731	8,823,065

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.

Schedule of acquisition of property, plant and equipment in related party transactions [text block]
(3)	Acquisition of property, plant and equipment

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$1,549	7,391	368,171
Others(1)	2,801	-	326
	$4,350	7,391	368,497

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.

Schedule of disposal of property, plant and equipment in related party transactions [text block]
(4)	Disposal of property, plant and equipment and others

	Proceeds from disposal
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$-	926	-
Joint ventures	-	-	8
Others(1)	3,352	-	1,790
	$3,352	926	1,798

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.

	Gains on disposal
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$-	22	-
Joint ventures	-	-	8
Others(1)	2,212	-	36
	$2,212	22	44

Schedule of other related party transactions [text block]
(5)	Other related party transactions

	Other receivables due from related parties
	December 31,
	2017	2016
	(in thousands)
Associates(1)	$47,746	10,970
Others(1)	6,347	23,318
	$54,093	34,288

	Other payables due to related parties (including equipment payable)
	December 31,
	2017	2016
	(in thousands)
Associates(1)	$9,009	16,218
Joint ventures	292	406
Others(1)	15,137	10,717
	$24,438	27,341

	Rental income
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$48,223	31,858	61,159
Joint ventures	6,611	6,611	6,659
Others(1)	82,427	90,032	47,271
	$137,261	128,501	115,089

	Administration and other income
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$14,311	15,083	21,132
Joint ventures	-	8,301	11,538
Others(1)	9,246	5,174	2,889
	$23,557	28,558	35,559

	Rental and other expenses
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$28,017	36,499	104,415
Joint ventures	1,389	21,821	1,168
Others(1)	35,040	55,131	40,546
	$64,446	113,451	146,129

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.